Commitments, Guarantees, Product Warranties, And Other Loss Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments Guarantees Product Warranties And Other Loss Contingencies Disclosure [Abstract]
Commitments guarantees product warranties and other loss contingencies
NOTE 13. COMMITMENTS, GUARANTEES, PRODUCT WARRANTIES, AND OTHER LOSS CONTINGENCIES
GUARANTEES.
The Company has
off-balance
sheet credit exposure through standby letters of credit, bank guarantees, bid bonds, and surety bonds. See Note 8, “Borrowings” for further information. In addition, GE has provided parent company guarantees in certain jurisdictions where we lack the legal structure to issue the requisite guarantees required on certain projects.
Following the
Spin-Off,
which was completed pursuant to a Separation and Distribution Agreement (the “Separation and Distribution Agreement”), the Company has remaining performance guarantees on behalf of GE.

Under the Separation and Distribution Agreement, GE is obligated to use reasonable best efforts to replace the Company as the guarantor or terminate all such performance guarantees. Until such termination or replacement, in the event of non-fulfillment
of contractual obligations by the relevant obligors, the Company could be obligated to make payments under the applicable instruments for which GE is obligated to reimburse and indemnify the Company. As of March 31, 2023 the Company’s maximum aggregate exposure, subject to GE reimbursement, is approximately $164 million.
PRODUCT WARRANTIES.
We provide warranty coverage to our customers as part of customary practices in the market to provide assurance that the products we sell comply with agreed-upon specifications. We provide estimated product warranty expenses when we sell the related products. Warranty accruals are estimates that are based on the best available information, mostly historical claims experience, therefore claims costs may differ from amounts provided. An analysis of changes in the liability for product warranties follows.
Product Warranties

	For the three months ended March 31
	2023	2022
Balance at beginning of period	$193	$161
Current-year provisions	49	55
Expenditures	(51)	(45)
Other changes	2	(1)

Balance at end of period	$193	$170

Product warranties are recognized within All other current liabilities in the Condensed Consolidated and Combined Statements of Financial Position.
LEGAL MATTERS.
In the normal course of our business, we are involved from time to time in various arbitrations; class actions; commercial, intellectual property, and product liability litigation; government investigations; investigations by competition/antitrust authorities; and other legal, regulatory, or governmental actions, including the significant matter described below that could have a material impact on our results of operations. In many proceedings, including the specific matter described below, it is inherently difficult to determine whether any loss is probable or even reasonably possible or to estimate the size or range of the possible loss, and accruals for legal matters are not recorded until a loss for a particular matter is considered probable and reasonably estimable. Given the nature of legal matters and the complexities involved, it is often difficult to predict and determine a meaningful estimate of loss or range of loss until we know, among other factors, the particular claims involved, the likelihood of success of our defenses to those claims, the damages or other relief sought, how discovery or other procedural considerations will affect the outcome, the settlement posture of other parties, and other factors that may have a material effect on the outcome. For such matters, unless otherwise specified, we do not believe it is possible to provide a meaningful estimate of loss at this time. Moreover, it is not uncommon for legal matters to be resolved over many years, during which time relevant developments and new information must be continuously evaluated.
Contracts with Iraqi Ministry of Health
In 2017, a number of U.S. Service members, civilians, and their families brought a complaint in the U.S. District Court for the District of Columbia (the “District Court”) against a number of pharmaceutical and medical device companies, including GE HealthCare and certain affiliates, alleging that the defendants violated the U.S.
Anti-Terrorism
Act. The complaint seeks monetary relief and alleges that the defendants provided funding for an Iraqi terrorist organization through their sales practices pursuant to pharmaceutical and medical device contracts with the Iraqi Ministry of Health. In July 2020, the District Court granted defendants’ motions to dismiss and dismissed all of the plaintiffs’ claims. In January 2022, a panel of the U.S. Court of Appeals for the District of Columbia Circuit reversed the District Court’s decision. In February 2022, the defendants requested review of the decision by all of the judges on the U.S. Court of Appeals for the District of Columbia Circuit (“the D.C. Circuit”). On February 2, 2023, the D.C. Circuit denied this request. On February 10, 2023, defendants filed a motion for a temporary, partial stay of further district court proceedings until the Supreme Court issues its decision in a separate case, Twitter, Inc. v. Taamneh, which also involves the U.S. Anti-Terrorism Act. On March 1, 2023, the District Court granted the motion for a temporary, partial stay. Defendants also plan to petition the Supreme Court to review the D.C. Circuit’s decision.

NOTE 14. COMMITMENTS, GUARANTEES, PRODUCT WARRANTIES, AND OTHER LOSS CONTINGENCIES
We provide warranty coverage to our customers as part of customary practices in the market to provide assurance that the products we sell comply with agreed-upon specifications. We provide estimated product warranty expenses when we sell the related products. Warranty accruals are estimates that are based on the best available information, mostly historical claims experience, therefore claims costs may differ from amounts provided. An analysis of changes in the liability for product warranties follows.
Product Warranties

	2022	2021	2020
Balance at January 1	$161	$157	$152
Current-year provisions	238	228	207
Expenditures	(199)	(221)	(205)
Other changes	(7)	(3)	3

Balance as of December 31	$193	$161	$157

Product warranties are classified as short-term or long-term in the Combined Statements of Financial Position based on the expected settlement date.

GUARANTEES.
The Company has
off-balance
sheet credit exposure through standby letters of credit, bank guarantees, bid bonds, and surety bonds. See Note 9, “Borrowings” for further information. In addition, GE has provided parent company guarantees in certain jurisdictions where we lack the legal structure to issue the requisite guarantees required on certain projects.
LEGAL MATTERS.
In the normal course of our business, we are involved from time to time in various arbitrations; class actions; commercial, intellectual property, and product liability litigation; government investigations; investigations by competition/antitrust authorities; and other legal, regulatory, or governmental actions, including the significant matter described below that could have a material impact on our results of operations. In many proceedings, including the specific matter described below, it is inherently difficult to determine whether any loss is probable or even reasonably possible or to estimate the size or range of the possible loss, and accruals for legal matters are not recorded until a loss for a particular matter is considered probable and reasonably estimable. Given the nature of legal matters and the complexities involved, it is often difficult to predict and determine a meaningful estimate of loss or range of loss until we know, among other factors, the particular claims involved, the likelihood of success of our defenses to those claims, the damages or other relief sought, how discovery or other procedural considerations will affect the outcome, the settlement posture of other parties, and other factors that may have a material effect on the outcome. For such matters, unless otherwise specified, we do not believe it is possible to provide a meaningful estimate of loss at this time. Moreover, it is not uncommon for legal matters to be resolved over many years, during which time relevant developments and new information must be continuously evaluated.
Contracts with Iraqi Ministry of Health
In 2017, a number of U.S. Service members, civilians, and their families brought a complaint in the U.S. District Court for the District of Columbia (the “District Court”) against a number of pharmaceutical and medical device companies, including GE HealthCare and certain affiliates, alleging that the defendants violated the U.S. Anti-Terrorism Act. The complaint seeks monetary relief and alleges that the defendants provided funding for an Iraqi terrorist organization through their sales practices pursuant to pharmaceutical and medical device contracts with the Iraqi Ministry of Health. In July 2020, the District Court granted defendants’ motions to dismiss and dismissed all of the plaintiffs’ claims. In January 2022, a panel of the U.S. Court of Appeals for the District of Columbia Circuit reversed the District Court’s decision. In February 2022, the defendants requested review of the decision by all of the judges on the U.S. Court of Appeals for the District of Columbia Circuit (“the D.C. Circuit”). On February 2, 2023, the D.C. Circuit denied this request. On February 10, 2023, defendants filed a motion for a temporary, partial stay of further district court proceedings until the Supreme Court issues its decision in a separate case, Twitter, Inc. v. Taamneh, which also involves the U.S. Anti-Terrorism Act. Defendants also plan to petition the Supreme Court to review the D.C. Circuit’s decision.
ENVIRONMENTAL AND ASSET RETIREMENT OBLIGATIONS.
Our operations, like operations of other companies engaged in similar businesses, involve the use, disposal, and cleanup of substances regulated under environmental protection laws and nuclear decommissioning regulations. We have obligations for ongoing and future environmental remediation activities. Liabilities for environmental remediation and nuclear decommissioning exclude possible insurance recoveries. Due to uncertainties or changes regarding the status of laws, regulations, technology, and information related to individual sites and lawsuits, it is reasonably possible that our exposure will exceed amounts accrued, and amounts not currently reasonably estimable and/or probable may need to be accrued in future periods. Our environmental remediation liabilities, which are measured on an undiscounted basis, were $11 million and $9 million as of December 31, 2022 and 2021, respectively, and are recognized within All other current liabilities and All other liabilities in the Combined Statements of Financial Position.

We record asset retirement obligations, which primarily relate to nuclear decommissioning, associated with the retirement of tangible long-lived assets as a liability in the period in which the obligation is incurred and its fair value can be reasonably estimated. The liability is measured at the present value of the obligation when incurred and is adjusted in subsequent periods. Corresponding asset retirement costs are generally capitalized as part of the carrying value of the related long-lived assets and depreciated over the assets’ useful lives. Our asset retirement obligations were $274 million and $264 million at December 31, 2022 and 2021, respectively, and are recognized within All other current liabilities and All other liabilities in the Combined Statements of Financial Position. Changes in the liability balance were mainly due to settlement, accretion, and revisions in fair value, and were not material for the years ended December 31, 2022, 2021, and 2020.
OTHER CONTRACTUAL OBLIGATIONS.
We have future contractual obligations and other minimum commercial commitments which represent take-or-pay
contracts as well as purchase orders for goods and services utilized in the normal course of business such as capital expenditures, inventory, and services under contracts.
As of December 31, 2022, we had the following purchase commitments that are legally binding and specify minimum purchase quantities or spending amounts. These purchase commitments do not exceed our projected requirements and the amounts below exclude open purchase orders with a remaining term of less than one year.
Other Contractual Obligations

	2023	2024	2025	2026	2027	Thereafter	Total
Other Contractual Obligations	$245	$174	$95	$86	$40	$40	$680